Schedule of exchange variation (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($) Number	Dec. 31, 2021 BRL (R$) Number
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge gross nominal value | R$		R$ 1,903,005
First quarter member
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge gross nominal value | R$		505,946
Second quarter member
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge gross nominal value | R$		645,837
Third quarter member
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge gross nominal value | R$		355,842
Fourth quarter member
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge gross nominal value | R$		R$ 395,380
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge nominal value | $	$ 716,000
United States of America, Dollars | First quarter member
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge nominal value | $	$ 150,000
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	5.3747	5.3747
United States of America, Dollars | Second quarter member
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge nominal value | R$		R$ 186,000
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	5.4739	5.4739
United States of America, Dollars | Third quarter member
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge nominal value | $	$ 180,000
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786
United States of America, Dollars | Fourth quarter member
Disclosure of detailed information about financial instruments [line items]
Exports designated for hedge nominal value | $	$ 200,000
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786